Lease - Supplemental Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Assets
Operating lease right-of-use assets	¥ 1,502,891	$ 205,895	¥ 1,712,580
Liabilities
Operating lease liabilities, current	291,002	39,867	295,721
Operating lease liabilities, non-current	1,379,811	$ 189,033	1,583,178
Total lease liabilities	¥ 1,670,813		¥ 1,878,899